Notes Payable to Related Party, net of debt issuance costs (Details Narrative) - Prior Note [Member] - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2023	Nov. 30, 2022	May 31, 2023	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Debt face amount		$ 2,200,000
Original issue discount		$ 200,000
Warrants issued, shares		300,000
Warrants issued, value		$ 361,878
New Note [Member]
Debt Instrument [Line Items]
Debt face amount	$ 825,000			$ 825,000
Original issue discount	$ 75,000			$ 75,000
Warrants issued, shares	325,000
Debt face amount					$ 717,557	$ 717,557
Interest Expense, Debt					$ 273,204	$ 273,204
Additonal Warrants [Member]
Debt Instrument [Line Items]
Warrants issued, shares	325,000
Warrants issued, value	$ 252,940
Additional Warrants [Member]
Debt Instrument [Line Items]
Warrants issued, shares			300,000
Warrants issued, value			$ 94,083
Original Issued Warrants [Member]
Debt Instrument [Line Items]
Warrants cancelled, shares				300,000
New Common Stock Warrants [Member]
Debt Instrument [Line Items]
Warrants issued, shares				600,000
Warrants issued, value				$ 35,981
Warrants vested	300,000		300,000	300,000
Warrants unvested	300,000			300,000